Investments - PCI Securities Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fixed Maturity Securities Accretable Yield Activity
Beginning balance at January 1	$ 1,313	$ 1,330
Purchases of PCI investments, net of sales	231	243
Accretion	(112)	(113)
Changes in expected cash flows	(39)	(147)
Ending balance at December 31	1,393	1,313
Mortgage Loans Accretable Yield Activity
Beginning balance at January 1	0
Purchases of PCI investments, net of sales	66
Accretion	(1)
Changes in expected cash flows	1
Ending balance at December 31	$ 66	$ 0